Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000025443 | 44891N208 | IAC, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000025443 | 577081102 | Mattel, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000025443 | 75886F107 | Regeneron Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025443 | 12653C108 | CNX Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025443 | BMJ1825 | Exor N.V.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025443 | 500754106 | The Kraft Heinz Company
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000025443 | 013091103 | Albertsons Companies, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000025443 | N5505D105 | The Magnum Ice Cream Company N.V.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000025443 | 31428X106 | FedEx Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025443 | 754907103 | Rayonier, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025443 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000025443 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025443 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000025443 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000025443 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000025443 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000025443 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000025443 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000025443 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000117771 | 44891N208 | IAC, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000117771 | 577081102 | Mattel, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000117771 | 75886F107 | Regeneron Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000117771 | 12653C108 | CNX Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000117771 | BMJ1825 | Exor N.V.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000117771 | N5505D105 | The Magnum Ice Cream Company N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000117771 | BRS9F13 | Canal + SADIR
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000117771 | BZCNB42 | Delivery Hero S.E.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000117771 | 4058629 | Glanbia PLC
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000117771 | 5986622 | Koninklijke Philips N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000117771 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000117771 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000117771 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000117771 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000117771 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000117771 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000117771 | France
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000117771 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000117771 | United States
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000117771 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000117771 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000117771 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000117771 | Communications
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000117771 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000117771 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000117771 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000117771 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000117771 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000025444 | 577081102 | Mattel, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025444 | 12653C108 | CNX Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000025444 | G9618E107 | White Mountains Insurance Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000025444 | BYM4063 | Becle S.A.B. de C.V.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000025444 | 36164V800 | GCI Liberty, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000025444 | 896945201 | TripAdvisor, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000025444 | 2392545 | Gruma, S.A.B. DE C.V., Class B
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025444 | 82312B106 | Shenandoah Telecommunications Company
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025444 | 737630103 | PotlatchDeltic Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000025444 | 384637104 | Graham Holdings Company, Class B
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000025444 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000025444 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000025444 | Communications
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000025444 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000025444 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000025444 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000025444 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%